Lease (Tables)	12 Months Ended
Sep. 30, 2020
Lease
Schedule of balance sheet information related to the operating leases

Balance sheet information related to the Company’s operating leases as of September 30, 2020 was as follows:

As of
September 30,
2020
Operating Lease Assets:
Operating Lease	$243,874
Total operating lease assets	243,874
Operating lease obligations:
Current operating lease liabilities	82,468
Non-current operating lease liabilities	155,723
Total Lease liabilities	$238,191

Schedule of weighted average remaining lease term and discount rate

Remaining Lease Term Operating Lease	3.07 years
Discount rate	5.5%

Schedule of lease liability maturities

Lease liability maturities as of September 30, 2020, are as follows:

Operating,
lease
2021	61,147
2022	61,147
2023	61,147
2024	29,397
2025	29,397
Thereafter	22,049
Total minimum lease payments	$264,284
Less: Amount representing interest	(26,093)
Total	$238,191